SUMMARIZED FINANCIAL INFORMATION FOR PARTLY OWNED SUBSIDIARY - Disclosure of operating results for partly owned subsidiary (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Summarized Financial Information For Partly Owned Subsidiary [Line Items]
Revenues	$ 54,335	$ 34,053	[1]	$ 15,890
Net loss	(191,301)	(18,518)	[1]	(28,734)
Other comprehensive income	(1,425)	1,409	[1]	990
Total comprehensive loss	(192,726)	(17,109)	[1]	$ (27,744)
Focus Medical Herbs Ltd [Member]
Disclosure Of Summarized Financial Information For Partly Owned Subsidiary [Line Items]
Revenues	19,565	14,747
Net loss	(7,746)	(1,524)
Other comprehensive income	96	37
Total comprehensive loss	$ (7,650)	$ (1,487)

[1]	Reclassified in respect of discontinued operations - see Note 24.